Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

March 10, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Brighthouse Variable Life Account A
File No. 811-21851

Commissioners:

The Annual Reports for the period ended December 31, 2022 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of the Brighthouse Variable Life Account A of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual Reports for certain portfolios of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on N-CSR, CIK No. 000837274, File No. 811-05583.

Sincerely,

/s/ Michele H. Abate
Michele H. Abate
Vice President and Associate General Counsel Brighthouse Life Insurance Company